Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2013
Stock Option Plans and Warrants To Purchase Common Stock [Abstract]
Stock Option Plans and Warrants to Purchase Common Stock
Note 7. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 1995 Omnibus Plan was replaced by the 2005 Equity Incentive Plan and is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)
the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

The 2005 Equity Incentive Plan (“2005 Plan”) is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be issued common stock or granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)
the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

In addition, under the 2005 Plan, the Board may elect to pay certain consultants, directors, and employees in common stock. The 2005 Plan was amended in September 2007 to increase the number of options available under the plan to 1,000,000, in 2010 to increase the number of shares under the plan to 1,750,000 and again in 2013 to increase the number shares available under the plan to 3,000,000.

The table below only accounts for transactions occurring as part of the amended 2005 Equity Incentive Plan.

	December 31,
	2013	2012
Shares available for grant at beginning of year	129,711	60,692
Increase in shares available for the plan	1,250,000	-
Options granted	(791,100)	(100,000)
Options exercised	103,439	-
Options forfeited or expired	83,874	169,019

Shares available for grant at end of year	775,924	129,711

The total option activity for the 1995 Omnibus Plan  and the amended 2005 Plan for the years ended December 31, 2013 and 2012 was as follows:

	Options	Weighted Average Options Exercise Price
Balance at December 31, 2011	1,544,242	$3.75
Granted	100,000	0.30
Exercised		-
Forfeited	(186,518)	6.22
Balance at December 31, 2012	1,457,724	$3.19
Granted	791,100	1.35
Exercised	(103,439)	0.57
Forfeited	(93,874)	2.84
Balance at December 31, 2013	2,051,511	$2.63

As of December 31, 2013, there were 1,549,693 options exercisable with a weighted average exercise price of $3.01, a weighted average remaining contractual term of 6.4 years and an intrinsic value of $712,000.  As of December 31, 2013, there were 2,051,511 options outstanding and expected to vest with a weighted average exercise price of $2.63, weighted average remaining term of 7.3 years and an intrinsic value of $1,157,000.  The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the closing price of our common stock on the last trading day on December 31, 2013 and the exercise price, multiplied by the number of in-the-money options) what would have been received by the option holders had all option holders exercised their options on December 31, 2013.  This amount changes based on the fair market value of our common stock.

The Company awarded 791,100 and 100,000 stock options to new employees and new and existing Board members during 2013 and 2012, respectively. In 2013, under the 2005 Equity Incentive plan, 723,000 option grants were issued to employees and 68,100 option grants were issued to Board members.

The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2013 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$0.30-$2.20	8.2	1,299,302	842,305
$2.26-$4.10	8.0	229,459	184,638
$4.64-$8.60	4.9	426,500	426,500
$9.40-$11.60	3.2	93,750	93,750
$18.00-$25.60	0.1	2,500	2,500
Total	7.3	2,051,511	1,549,693

The Company’s stock-based compensation for the years ended December 31, 2013 and 2012 was $803,060 and $462,170, respectively. At December 31, 2013, the total compensation cost for stock options not yet recognized was approximately $732,000 and will be expensed over the next three years.

Warrants to Purchase Common Stock

Warrant activity for the years ended December 31, 2013 and 2012 was as follows:

  Exercised
	Warrants	Weighted Average Warrant Exercise Price
Balance at December 31, 2011	2,701,569		$4.40
Granted	774,873		0.56
Exercised	-		-
Expired/Cancelled	(633,104)		5.40
Balance at December 31, 2012	2,843,338		$3.13
Granted	5,421,581		1.65
	(107,143)	1.65
Expired/Cancelled	(1,250)		15.00
Balance at December 31, 2013	8,156,526		$2.17

During 2013, the Company issued warrants to purchase 5,416,581 shares of common stock pursuant of a registered direct offering of common stock and warrants. Additionally, the Company issued 5,000 warrants to a consultant in exchange for services. Warrants of 1,250 either expired or were cancelled by the Company with an exercise price of $15.00. A charge of $3,654,770, related to the warrants issued in the registered direct offering, was incurred for the change in the fair value of the warrant liability and a warrant expense charge of $4,775 was recorded during the year ended December 31, 2013 for the warrants issued for services.

The weighted-average exercise price, by price range, for outstanding warrants at December 31, 2013 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
$.53-$2.05	4.4	6,091,811	6,091,811
$2.80-$3.96	0.05	1,103,202	1,103,202
$5.50-$5.56	0.77	379,561	379,561
$5.60-$6.06	2.0	581,952	581,952
Total	3.44	8,156,526	8,156,526

During 2014, warrants to purchase approximately 1.5 million shares of the Company’s common stock will expire.